Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Tax losses | $	$ 901		$ 858
Temporary differences | $	(5)		(19)
Less: valuation allowances | $	(901)		(752)
Net deferred tax assets | $	$ (5)		$ 87
ZHEJIANG TIANLAN
Allowance for doubtful debts		¥ 6,184		¥ 7,464
Deferred government grant		750		0
Impairment losses on assets		6,705		5,025
Tax losses		0		1,481
Net deferred tax assets		¥ 13,639		¥ 13,970